Loan Receivable - Third Party (Tables)	12 Months Ended
Dec. 31, 2025
Loan Receivable - Third Party [Abstract]
Schedule of Loan Receivable - Third Party	Loan receivable – third party consisted of the following:
	As of December 31,
	2024	2025	2025
	S$	S$	$
Borrower A	2,621,944	1,321,944	1,028,030
Loan receivable – third party	2,621,944	1,321,944	1,028,030